Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
FINANCIAL INSTRUMENTS

NOTE 10:- FINANCIAL INSTRUMENTS

a.	Financial and lease liabilities:

	Effective interest	Maturity	December 31,
	rate	date	2020	2019
	%		NIS
Current liabilities:

Lease liabilities	8%	2021	654	694
Loan from others	17.3%	2023-2024	60,421	-

Total current liabilities			61,075	694

Non-current liabilities:

Lease liabilities	8%	2028	6,088	6,809
Liability in respect of government grants	17.3%	-	-	14,812
Loan from others	17.3%	2023-2024	-	123,780

Total non-current liabilities			6,088	145,401

Total financial and lease liabilities			67,163	146,095

	Carrying amount		Fair value
	December 31,		December 31,
	2020	2019	2020	2019
	NIS
Financial liabilities:

Loan from others	94,658	93,077	60,421	123,780

Total	94,658	93,077	60,421	123,780

b.	Classification of financial liabilities:

			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars
Financial liabilities at amortized costs:

Trade payables	17,062	1,868	581
Other payables	1,203	2,381	741
Liability in respect of Government grants	14,812	-	-
Lease Liabilities	7,503	6,742	2,097
Loan from others	123,780	60,421	18,793

	164,360	71,412	22,212
Financial liabilities at fair value through profit and loss:

Warrants measured at fair value	16,354	-	-

Total Financial liabilities	180,714	71,412	22,212

Total current	18,959	64,189	19,965
Total non-current	161,755	7,223	2,247

c.	Financial risk factors:

The Company’s activities expose it to various market risks (foreign currency risk, Israeli CPI risk and interest rate risk) and credit risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance.

Risk management is performed by the Company’s Board. The Board identifies, measures and manages financial risks in collaboration with the Company’s operating units. The Board establishes documented objectives for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, interest rate risk, credit risk, the use of non-derivative financial instruments and the investments of excess liquid positions.

Foreign currency risk:

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in foreign currency exchange rates.

The Company has cash that is exposed to possible fluctuations in the U.S. dollar and Euro exchange rates. The currency exposure arising from current accounts is partly managed in Dollars and in Euro. As of December 31, 2020, the carrying amounts of USD and EURO were NIS 8,234 and NIS 37 respectively.

Credit risk:

The Company has no significant concentrations of credit risk. All deposits are invested in financial institutions that are considered to be financially sound.

d.	Liquidity risk:

The Company monitors the risk to a shortage of funds using a liquidity planning tool.

The Company assessed the concentration of risk with respect to refinancing its debt and concluded it to be low. Access to sources of funding is sufficiently available and debt maturing within 12 months can be rolled over with existing lenders.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2020:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS

Trade payables	1,869	-	-	-	-	-	1,869
Other payables	1,246	1,135					2,381
Lease liabilities	1,128	1,128	1,174	1,174	1,174	2,936	8,714
Loans from others	-	78,883	15,775	-	-	-	94,658

	4,243	81,146	16,949	1,174	1,174	2,936	107,622

December 31, 2019:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS

Trade payables	17,062	-	-	-	-	-	17,062
Other payables	1,203	-	-	-	-	-	1,203
Lease liabilities	1,238	1,153	1,128	1,128	1,174	4,156	9,977
Loans from others	-	4,180	8,361	89,956	32,204	208,090	342,791
Liability in respect of Government grants	-	4,189	8,377	11,173	-	-	23,739

	19,503	9,522	17,866	102,257	33,378	212,246	394,772

d.	Fair value:

The carrying amount of cash and cash equivalents, other receivables, other long-term assets, trade payables and other payables approximates their fair value due to the short-term maturities of such instruments.

e.	Fair value measurement:

As of December 31, 2020, loans from others and government grants are classified as Level 2.

During 2020 there were no transfers in respect of fair value measurement of any financial instrument between Level 1 and Level 2, and there were no transfers into or out of Level 3 fair value measurements of any financial instrument.

f.	Changes in liabilities arising from financing activities:

	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	NIS

Balance as of January 1, 2019	94,360	-	94,360

Adoption of IFRS 16	-	8,084	8,084
Cash flows	15,337	(581)	14,756
Effect of changes in fair value	14,083	-	14,083

Balance as of December 31, 2019	123,780	7,503	131,283
Cash flows	-	(761)	(761)
Effect of changes in fair value	(63,359)	-	(63,359)

Balance as of December 31, 2020	60,421	6,742	67,163